Trade and other payables	12 Months Ended
Jun. 30, 2019
Trade and other payables.
Trade and other payables

25Trade and other payables

	2019	2018
for the year ended 30 June	Rm	Rm

Trade payables	15 749	13 510
Capital project related payables	9 088	9 780
Accrued expenses	3 340	3 062
Related party payables	324	166
third parties	189	33
equity accounted investments	135	133

Trade payables	28 501	26 518
Other payables*	6 282	6 188
Duties payable to revenue authorities	4 450	4 267
Value added tax	233	177

	39 466	37 150

*Other payables includes employee-related payables.

No individual vendor represents more than 10% of the group’s trade payables.

Fair value of trade and other payables

The carrying value approximates fair value because of the short period to settlement of these obligations.

Accounting policies:

Trade and other payables are initially recognised at fair value and subsequently stated at amortised cost. Capital project related payables are excluded from working capital, as the nature and risks of these payables are not considered to be aligned to operational trade payables.